Net (loss)/income per Share	12 Months Ended
Dec. 31, 2025
Net (loss)/income attributable to the Sound Group Inc.’s ordinary shareholders per share
Net (loss)/income per Share

15. Net (loss)/income per Share

The following table sets forth the computation of basic and diluted net (loss)/income per share of the Company for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(134,515)	(80,976)	220,649
Less: net loss attributable to the non-controlling interest shareholders	(7,864)	(11,396)	(5,833)
Net (loss)/income attributable to Sound Group Inc.’s ordinary shareholders	(126,651)	(69,580)	226,482
Denominator:
Weighted average number of ordinary shares outstanding, basic	1,078,969,851	1,026,725,421	940,749,734
Add:
Share options	-	-	2,809,399
Weighted average number of ordinary shares outstanding, diluted	1,078,969,851	1,026,725,421	943,559,133

Basic net (loss)/income per share attributable to Sound Group Inc.’s ordinary shareholders	(0.12)	(0.07)	0.24
Diluted net (loss)/income per share attributable to Sound Group Inc.’s ordinary shareholders	(0.12)	(0.07)	0.24